Leases (Details) - Schedule of Financing Lease Liabilities - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financing Lease Liabilities [Abstract]
2024 (remaining)	$ 105,665
2025	211,332	$ 218,099
2026	211,332	211,332
2027	210,042	211,332
2028	28,833	210,042
Total	821,779
Less: amount representing interest	(74,684)	(95,490)
Total finance lease liabilities	$ 692,520	$ 784,148	$ 969,866